LOANS	12 Months Ended
Dec. 31, 2012
LOANS [Abstract]
Loans
NOTE E—LOANS

Portfolio loans consisted of the following at December 31 (in $1,000s):

	2012	2011

Loans secured by real estate:
Commercial	$756,970	$893,644
Residential (including multi-family)	253,693	325,730
Construction, land development and other land	56,425	102,414
Total loans secured by real estate	1,067,088	1,321,788
Commercial and other business-purpose loans	128,096	178,417
Consumer	9,324	12,216
Other	2,159	2,779
Total portfolio loans	1,206,667	1,515,200
Less allowance for loan losses	(63,455)	(85,788)

Net portfolio loans	$1,143,212	$1,429,412

Government-guaranteed loans serviced for the benefit of others, which are not recorded on the consolidated balance sheet, approximated $56.6 million and $75.5 million at December 31, 2012 and 2011, respectively.  Loan servicing assets are not material.

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The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses, and should not be interpreted as an indication of future charge-offs:

	December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$8,246	$2,803	$1,058	$1,405	$57			$13,569
Collectively evaluated for probable incurred losses	13,380	8,596	1,810	4,102	1,098	$5	$20,895	49,886

Total allowance for loan losses	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

Portfolio loans:
Individually evaluated for impairment	$121,745	$38,722	$14,037	$14,028	$94			$188,626
Collectively evaluated for probable incurred losses	635,225	214,971	42,388	114,068	9,230	$2,159		1,018,041

Total portfolio loans	$756,970	$253,693	$56,425	$128,096	$9,324	$2,159		$1,206,667

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	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,730	$3,115	$3,732	$29			$21,242
Collectively evaluated for probable incurred losses	26,371	15,598	7,257	10,196	660	$17	$4,447	64,546

Total allowance for loan losses	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Portfolio loans:
Individually evaluated for impairment	$167,792	$54,296	$35,921	$23,583	$63			$281,655
Collectively evaluated for probable incurred losses	725,852	271,434	66,493	154,834	12,153	$2,779		1,233,545

Total portfolio loans	$893,644	$325,730	$102,414	$178,417	$12,216	$2,779		$1,515,200

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Activity within the allowance for loan losses is summarized below (in $1,000s):

	2012	2011	2010

Balance at beginning of year	$85,788	$124,955	$111,026
Allowance for loan losses of acquired bank affiliate		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs:
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)

Balance at end of year	$63,455	$85,788	$124,955

	Year Ended December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Charge-offs	(19,298)	(11,536)	(5,705)	(7,911)	(989)	(656)		(46,095)
Recoveries	6,947	5,334	3,166	6,316	448	99		22,310
Net charge-offs	(12,351)	(6,202)	(2,539)	(1,595)	(541)	(557)		(23,785)

Provision for loan losses	7,327	1,704	(4,196)	(5,085)	1,135	567		1,452

Additional unallocated allowance	(10,357)	(3,431)	(769)	(1,741)	(128)	(22)	16,448

Ending balance	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

	Year Ended December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$48,272	$34,602	$17,352	$23,965	$679	$85		$124,955

Acquired loan loss reserve	1,043	117	651	500	68	1		2,380

Charge-offs	(33,609)	(19,709)	(20,753)	(17,339)	(1,033)	(2)		(92,445)
Recoveries	4,709	2,881	3,768	3,667	237	6		15,268
Net charge-offs	(28,900)	(16,828)	(16,985)	(13,672)	(796)	4		(77,177)

Provision for loan losses	19,195	2,404	9,671	3,650	775	(65)		35,630

Additional unallocated allowance	(2,603)	(967)	(317)	(515)	(37)	(8)	$4,447

Ending balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Nonperforming loans (i.e., loans which are 90 days or more past due and loans on nonaccrual status) at December 31 are summarized as follows (in $1,000s):

	2012	2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$80,449	$121,250
Residential (including multi-family)	29,719	45,357
Construction, land development and other land	8,440	29,088
Total loans secured by real estate	118,608	195,695
Commercial and other business-purpose loans	11,678	17,818
Consumer	292	124
Total nonaccrual loans	130,578	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	660	3,778
Residential (including multi-family)	85	259
Total loans secured by real estate	745	4,037
Commercial and other business-purpose loans	70	148
Consumer		38
Total past due loans	815	4,223

Total nonperforming loans	$131,393	$217,860

If nonperforming loans had performed in accordance with their contractual terms during the year, estimated additional interest income of $11.5 million, $17.6 million and $17.1 million would have been recorded in 2012, 2011 and 2010, respectively.  Estimated interest income recognized on loans in nonaccrual status in 2012, 2011 and 2010 operations approximated $561,000, $716,000 and $399,000, respectively.

Impaired loans, which do not have an allowance requirement, include collateral-dependent loans for which direct write-downs have been made and, accordingly, no allowance requirement or allocation is necessary.  During 2012, 2011 and 2010, the average recorded investment in impaired loans approximated $278.2 million, $314.3 million and $324.4 million, respectively.  Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  In 2012, 2011 and 2010, interest income recorded on impaired loans approximated $12.4 million, $13.0 million and $3.7 million, respectively.

Impaired loans are summarized in the following tables (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2012 and 2011:

	December 31, 2012
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$76,961	$90,983	$9,638
Residential (including multi-family)	20,672	34,886	3,564
Construction, land development and other land	7,406	13,213	1,153
Total loans secured by real estate	105,039	139,082	14,355
Commercial and other business-purpose loans	11,598	20,550	2,001
Consumer	373	1,517	139
	117,010	161,149	16,495
With no related allowance recorded:
Loans secured by real estate:
Commercial	73,656	107,802
Residential (including multi-family)	26,100	33,126
Construction, land development and other land	9,625	13,922
Total loans secured by real estate	109,381	154,850
Commercial and other business-purpose loans	7,574	11,379
Consumer	22	22
	116,977	166,251

Total	$233,987	$327,400	$16,495

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	December 31, 2011
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	30,140	34,714	5,132
Construction, land development and other land	15,066	21,014	3,445
Total loans secured by real estate	113,692	135,481	19,630
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	129,895	152,948	24,421
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	23,938	39,197
Total loans secured by real estate	163,414	231,055
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,084	248,079

Total	$304,979	$401,027	$24,421

Included in total impaired loans as of December 31, 2012 and 2011 is $185.0 million and $204.3 million, respectively, of loans modified as troubled debt restructurings (see further discussion under the troubled debt restructurings section of this Note).

For the years ended December 31, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$165,568	$8,092	$177,496	$7,351
Residential (including multi-family)	57,806	2,280	61,495	3,081
Construction, land development and other land	30,414	829	45,514	1,205
Total loans secured by real estate	253,788	11,201	284,505	11,637
Commercial and other business-purpose loans	24,120	1,208	29,568	1,324
Consumer	283	32	268	21

Total	$278,191	$12,441	$314,341	$12,982

The following tables summarize the aging and amounts of past due loans as of December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$17,580	$660	$80,449	$98,689	$658,281	$756,970
Residential (including multi- family)	6,750	85	29,719	36,554	217,139	253,693
Construction, land development and other land	4,242		8,440	12,682	43,743	56,425
Total loans secured by real estate	28,572	745	118,608	147,925	919,163	1,067,088
Commercial and other business- purpose loans	3,269		11,678	14,947	113,149	128,096
Consumer	362	70	292	724	8,600	9,324
Other					2,159	2,159

Total	$32,203	$815	$130,578	$163,596	$1,043,071	$1,206,667

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$751,846	$893,644
Residential (including multi- family)	4,814	259	45,357	50,430	275,300	325,730
Construction, land development and other land	3,691		29,088	32,779	69,635	102,414
Total loans secured by real estate	25,275	4,037	195,695	225,007	1,096,781	1,321,788
Commercial and other business- purpose loans	3,930	148	17,818	21,896	156,521	178,417
Consumer	476	38	124	638	11,578	12,216
Other					2,779	2,779

Total	$29,681	$4,223	$213,637	$247,541	$1,267,659	$1,515,200

Capitol categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt obligations based on current financial information, aging analysis, historical payment experience, credit documentation and public information, among other factors.  Capitol analyzes loans individually by classifying the loans as to credit risk.  This analysis generally includes all loans and is generally performed at least quarterly.  The following loan risk rating definitions are used:

Pass.  Loans classified with a pass rating have been deemed to have acceptable credit quality by bank management.

Watch.  Loans classified as watch have potential weaknesses that deserve management's close attention.  If not improved, those potential weaknesses may result in deterioration of the repayment prospects for the loan in the future.

Substandard.  Loans classified as substandard are inadequately protected by the fair value of collateral or by the borrower's current net worth or paying capacity.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt obligation by the borrower.  These are characterized by the reasonable possibility that some loss will be sustained if the deficiencies are not favorably resolved.

Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	December 31, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$527,953	$80,673	$148,344	$756,970
Residential (including multi-family	181,472	21,745	50,476	253,693
Construction, land development and other land	32,080	9,392	14,953	56,425
Total loans secured by real estate	741,505	111,810	213,773	1,067,088
Commercial and other business- purpose loans	100,669	7,325	20,102	128,096
Consumer	6,916	1,795	613	9,324
Other	2,159			2,159

Total	$851,249	$120,930	$234,488	$1,206,667

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$594,964	$88,667	$210,013	$893,644
Residential (including multi-family	220,375	31,278	74,077	325,730
Construction, land development and other land	50,392	11,920	40,102	102,414
Total loans secured by real estate	865,731	131,865	324,192	1,321,788
Commercial and other business- purpose loans	132,085	14,412	31,920	178,417
Consumer	11,125	574	517	12,216
Other	2,485	294		2,779

Total	$1,011,426	$147,145	$356,629	$1,515,200

Troubled Debt Restructurings

Capitol has designated a troubled debt restructuring as a loan that has been modified because the borrower is experiencing financial difficulty and the loan meets one or more of the following criteria:

1.
An extension or renewal of a substandard rated loan with no change in rate or terms, and the terms provided are not representative of current market rates for credits with similar risk characteristics;

2.	Modification of the interest rate in order to allow the borrower to repay the debt, based on current cash flow sources;
3.	A loan modified to an "interest only" structure for a period of time that will result in the loan being paid off, returned to the contracted terms or refinanced; or
4.	A modification of a loan into an A/B note structure, where the A note is at market rate terms and conditions, and the B note has been charged off.

Loans modified and classified as troubled debt restructurings are impaired loans.  Each loan that is designated as a troubled debt restructuring is individually evaluated for impairment to determine the specific reserve, if any, to be established.  The specific reserve is determined using the discounted cash flow method, the collateral dependency method or, when available, the observable market price method, and is calculated as the difference between the carrying value of the loan and the result of the impairment measurement method.

The loan portfolios contain primarily three categories of troubled debt restructurings, (1) loans for which the rate or terms have been modified, (2) substandard loans for which the rate or terms have not been modified but the loan was extended or renewed, and (3) loans that have been modified with interest only terms.  The following are the factors that enter into the determination of the specific reserve for each of these categories:

Loans for which the rate or terms have been modified:  The specific reserve for loans in this category, for which the repayment ability is based on the cash flows of the borrower, is generally determined using a discounted cash flow analysis, adjusted for a probability-of-default factor.  The discount period used is based on when the bank believes, depending on cash flows from the borrower or project, that the loan will be paid in full or refinanced.  If an event for paydown or an expected refinance cannot be documented, a discount period that will result in the cash flows being adjusted for a probability of default from the borrower, reducing the loan balance down to the collateral value, is generally used.  If the loan is deemed collateral dependent, the reserve will be determined using the collateral dependency method.

Loans for which there has been no rate or term modification:  If there has been no change in the rate and term, a discounted cash flow analysis, adjusted for a probability of default, is calculated to determine the specific reserve.

Loans that have interest only terms:  Unless there is a specific event that can be documented which will result in the loan being paid, returned to the original contract terms or refinanced, these loans are generally treated as collateral-dependent and the specific reserve is based on the net value of the collateral held.

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The following table summarizes loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	139	$53,250	$45,415	$3,044
Residential	100	12,628	8,826	619
Construction, land development and other land	15	1,755	1,147	67
Total loans secured by real estate	254	67,633	55,388	3,730
Commercial and other business- purpose loans	38	4,279	3,165	217
Consumer	2	39	37	4

Total	294	$71,951	$58,590	$3,951

	December 31, 2011
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	195	$98,654	$72,363	$4,174
Residential	191	35,690	30,849	2,213
Construction, land development and other land	43	12,761	9,556	733
Total loans secured by real estate	429	147,105	112,768	7,120
Commercial and other business- purpose loans	116	16,948	12,479	2,407
Consumer	6	325	54	11

Total	551	$164,378	$125,301	$9,538

Of the amounts in the tables above for the year ended December 31, 2012, approximately $23.9 million, or 41%, and 113 contracts, or 38%, and for the year ended December 31, 2011, approximately $65.7 million, or 52%, and 251 contracts, or 46%, are substandard rated loans that were extended or renewed with no change in rate or terms, and the terms provided were not representative of current market rates for loans with similar risk characteristics.  The remainder of the troubled debt restructuring pool constitutes loans where repayment terms and/or interest rates were modified, or the loan was modified to an "interest only" structure.

A payment default is determined when a loan is 90 days or more past due.  The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012		December 31, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	54	$13,049	59	$25,783
Residential	31	2,580	55	7,893
Construction, land development and other land	12	1,242	21	5,355
Total loans secured by real estate	97	16,871	135	39,031
Commercial and other business- purpose loans	20	2,152	18	3,558

Total	117	$19,023	153	$42,589

Troubled debt restructurings which have a payment default are subject to a similar credit risk evaluation as other loans that are in default.  Generally, loans that are in payment default are moved to collateral dependency as the source of repayment, and the determination of the specific reserve for these loans is based on the net value of the collateral held.

The total amount of troubled debt restructurings as of December 31, 2012 and 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at December 31, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$53,486	$70,168	$123,654
Residential (including multi-family)	18,203	17,053	35,256
Construction, land development and other land	3,995	8,591	12,586
Total loans secured by real estate	75,684	95,812	171,496
Commercial and other business-purpose loans	5,885	7,493	13,378
Consumer		104	104

Total	$81,569	$103,409	$184,978

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	18,711	44,069
Construction, land development and other land	13,714	9,918	23,632
Total loans secured by real estate	104,661	81,413	186,074
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$91,343	$204,340